Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Significant components of deferred tax assets and liabilities
Postretirement benefits	$ 1,953	$ 1,877
Inventory reserves	1,567	1,934
Loss carry-forwards	23,095	36,373
Credit carry-forwards	16,903	15,028
Nondeductible accruals	6,336	6,126
Research expenditures	30,088	28,606
Prepaid charges	45	727
Foreign exchange loss	1,009
Other	4,102	5,476
Gross deferred tax assets	85,098	96,147
Depreciation	11,073	11,168
Pensions	9,462	19,177
Unrealized foreign exchange gain		350
Subsidiaries' unremitted earnings		2,774
Other		696
Gross deferred tax liabilities	20,535	34,165
Net deferred tax assets	64,563	61,982
Deferred tax asset valuation allowance	(12,938)	(14,323)
Total net deferred tax assets	$ 51,625	$ 47,659